Related party transactions (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Related party transactions
Expected credit loss in loans receivable		$ 28,475	$ 0
Andrey Fadeev
Related party transactions
Key shareholders ownership percentage	20.20%	20.30%
Boris Gertsovsky
Related party transactions
Key shareholders ownership percentage	20.20%	20.30%
Dmitrii Bukhman
Related party transactions
Key shareholders ownership percentage	18.90%	18.90%
Igor Bukhman
Related party transactions
Key shareholders ownership percentage	18.90%	18.90%